Debt	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
DEBT

12. DEBT

	December 31, 2021	December 31, 2020
Convertible Note due 2024, current portion(a)	16,559	—
Herbal Brands Loan due May 2023, current portion(d)	470	880
Other loans and borrowings, current portion	479	—
Total debt, current portion	$17,508	$880
Convertible Note due 2024	1,140	—
Series D Convertible Note due March 2022(b)(c)	—	27,142
Herbal Brands Loan due May 2023(e)	4,760	5,191
Other loans and borrowings	1,687	630
Total debt, long term	$7,587	$32,963
Ending balance	$25,095	$33,843

(a)      Convertible Note, current portion reflects, net of debt discount and debt issuance costs of $2,197 in 2021.

(b)      Series D Convertible note, non current reflects, net of debt issuance costs of $741 in 2020.

(c)      During the year ended December 31, 2021, the Company wrote off $483 of unamortized debt financing cost related to the repayment of its Series D Convertible Note due March 2022.

(d)      The Company reclassified $880 current portion of Herbal Brands Loan, reported in previous period in long term debt, to conform to the current period presentation.

(e)      Herbal Brand’s Loan, non current reflects debt issuance amortization of $410 in 2021.

Neem Holdings Convertible Note and Neem Holdings Warrants

On November 9, 2020, Clever Leaves and the Company had entered into an unsecured subordinated convertible note (the “Neem Holdings Convertible Note”) with a principal amount of $3,000 in favor of Neem Holdings, LLC (“Neem Holdings”), a shareholder of Clever Leaves. Clever Leaves was required to repay the Neem Holdings Convertible Note within 10 business days after the closing of the Business Combination, and the Company agreed to promptly satisfy this obligation in full. If the Business Combination Agreement is terminated, Clever Leaves was required to issue to Neem Holdings 194,805 fully paid and non-assessable Clever Leaves Class D preferred shares within 10 business days of termination. The Neem Holdings Convertible Note was interest free and was repaid on December 23, 2020.

In addition, the Company had issued to Neem Holdings, as part of the Neem Holdings Convertible Note, a warrant (the “Neem Holdings Warrants”) to purchase the number of common shares (the “Warrant Shares”) that would have entitled Neem Holdings to receive 300,000 common shares in the Arrangement for an aggregate purchase price of $3. The Neem Holdings Warrants were exercisable for all, but not less than all, of the Warrant Shares and expired at the earlier of (i) the date and time that the Business Combination Agreement was terminated in accordance with its terms; and (ii) the Arrangement Effective Time. The Neem Holdings Warrants were exercised prior to the Arrangement Effective Time.

The two instruments were deemed freestanding as they were legally detachable and separately exercisable. The allocation of the proceeds to the two instruments was based on their respective fair values at issuance. At the time of issuance, the Company determined that the fair value of the debt instrument was $3,000 and as a result the initial carrying amounts of Neem Holdings Convertible Note and Neem Holdings Warrants were $3,000 and $nil, respectively. Upon consummation of the Business Combination, the Company repaid the Neem Holdings Convertible Note in full and Neem Holdings exercised the Neem Holdings Warrants.

Series E Convertible Debentures

In July 2020 and in connection with its Series E fundraising, the Company had issued convertible debentures in an aggregate principal amount of $4,162 (the “Series E Convertible Debentures”). The Series E Convertible Debentures, which commenced on June 30, 2021, had a maturity date of June 30, 2023 and bear interest of 8.00% per annum. The Series E Convertible Debentures was payable semi-annually in arrears. At the discretion of the Company and in lieu of being paid to the holders of the Series E Convertible Debentures in cash, any interest accrued and payable on the Series E Convertible Debentures was allowed to be added to the outstanding principal balance of the Series E Convertible Debentures.

At any time prior to the Maturity Date or a Debenture Liquidity Event, a holder of the Series E Convertible Debentures was allowed to elect to convert the principal amount of the Series E Convertible Debentures and accrued and unpaid interest thereon into common shares of Clever Leaves, at a price per share equal to $5.95. The Series E Convertible Debentures, including any accrued and unpaid interest, willed be automatically converted into Clever Leaves common shares at a price per Clever Leaves common share equal to 70% of the price attributable to the Clever Leaves common shares upon occurrence of a Debenture Liquidity Event (“Redemption Feature”), subject to adjustment in the event of the subdivision or consolidation of the outstanding Clever Leaves common shares, the issue of Clever Leaves common shares or securities convertible into Clever Leaves common shares by stock dividend or distribution, or the issue or distribution of rights, options, or warrants to all or substantially all of the holders of Clever Leaves common shares in certain circumstances. For purposes of the Series E Convertible Debentures, a “Liquidity Event” meant (1) the listing of Clever Leaves common shares on a recognized securities exchange or market, either by way of initial public offering or direct listing, (2) any transaction whereby all of the outstanding Clever Leaves common shares are sold, transferred, or exchanged for listed securities of a resulting issuer whose equity securities are listed on recognized securities exchange or market, (3) any merger, plan of arrangement, or any other similar business combination or transaction whereby the Company merges or combines with an entity whose securities are listed for trading on a recognized securities exchange or market and all of the outstanding Clever Leaves common shares are sold, transferred or exchanged for such listed securities, or (4) any event as a result of or following which any person or group beneficially owns over an aggregate of more than 50% of the then outstanding Clever Leaves common shares or the sale or other transfer of all or substantially all of the consolidated assets of the Company. The Company incurred approximately $181 in debt issuance costs related to the Series E Convertible Debentures.

The embedded conversion feature was not deemed to be a derivative instrument and as a result no portion of the proceeds from the debt issuance were allocated to the conversion feature at issuance. The Redemption Feature within Series E Convertible Debentures was considered an embedded derivative with the debt instrument being the host instrument. Under ASC 815, redemption features such as the one in the June 2023 Convertible Debentures, which may accelerate the repayment of principal on debt would also not be considered clearly and closely related to the debt host because the debt involves a substantial premium (resulting from the 30% discount on future conversion price).

ASC 815 requires embedded derivatives that do not meet requirements for hedge accounting to be recorded as a liability at fair value in accordance with ASC 820. The fair value of the derivative was estimated at approximately $1,705, considering the conversion probability at 90%. The difference between the proceeds allocated to the hybrid debt instrument and the fair value of the embedded derivative instrument was assigned as the carrying value of the host debt instrument, which at the date of issuance was approximately $2,457.

The Business Combination qualified as a Debenture Liquidity Event and the $4,162 in Series E Convertible Debentures converted to Clever Leaves class A common shares at a conversion price of $2.303 per share, which were exchanged for Holdco common shares at the Exchange Rate. Upon redemption of the convertible debentures through conversion into and settlement in Clever Leaves class A common shares, the Company issues a total fair value of $5,950 in common shares. The Company accounted for the conversion of the Series E Convertible Debentures as a debt extinguishment and recognized a non-cash loss on extinguishment of debt $1,705 and a loss on fair value of derivative instrument of $85.

October 2020 Convertible Debenture Financing

In October 2020, the Company completed the first tranche of a financing pursuant to which it issued $1,230 aggregate principal amount of convertible debentures due September 30, 2023 (the “September 2023 Convertible Debentures”). The September 2023 Convertible Debentures mature on September 30, 2023 (the “September 2023 Maturity Date”) and bear interest of 8.00% per annum, commencing September 30, 2021, payable semi-annually in arrears. At the discretion of the Company, any interest accrued and payable in respect of the September 2023 Convertible Debentures may, in lieu of being paid to the holders of the September 2023 Convertible Debentures, be added to the principal amount outstanding under the September 2023 Convertible Debentures. Provided that no Debenture Liquidity Event has occurred, on the September 2023 Maturity Date, the principal aggregate amount of the September 2023 Convertible Debentures and the accrued and unpaid interest thereon will be payable in cash. At any time prior to the September 2023 Maturity Date or a Debenture Liquidity Event, a holder of the September 2023 Convertible Debentures may elect to convert its principal amount of the September 2023 Convertible Debentures and the accrued and unpaid interest thereon into Clever Leaves common shares, at a price per share equal to $5.95 (subject to adjustment). The September 2023 Convertible Debentures, including any accrued and unpaid interest, will be automatically converted into Clever Leaves common shares at a price per Clever Leaves common share equal to 70% of the price attributable to the Clever Leaves common shares upon occurrence of a Debenture Liquidity Event, subject to adjustment in the event of the subdivision or consolidation of the outstanding Clever Leaves common shares, the issue of Clever Leaves common shares or securities convertible into Clever Leaves common shares by stock dividend or distribution, or the issue or distribution of rights, options, or warrants to all or substantially all of the holders of Clever Leaves common shares in certain circumstances.

In November 2020 in connection with the Business Combination, certain subscribers in the SAMA PIPE signed subscription agreements with Clever Leaves to invest $1,500 in the aggregate in additional September 2023 Convertible Debentures (the “September 2023 Convertible Debenture Investment”).

The two issuances were completed very close to one another and had identical terms. The embedded conversion feature was not deemed to be a derivative instrument and as a result no portion of the proceeds from the debt issuance were allocated to the conversion feature at issuance. The redemption feature within the September 2023 Convertible Debentures was considered an embedded derivative with the debt instrument being the host instrument. The fair value of the derivative feature was estimated at approximately $570, considering the conversion probability of approximately 43%. The difference between the proceeds allocated to the hybrid debt instrument and the fair value of the embedded derivative instrument was assigned as the carrying value of the host debt instrument, which at the date of issuance was approximately $2,160. The Business Combination qualified as a Debenture Liquidity Event and the $2,730 in September 2023 Convertible Debentures converted to Clever Leaves class A common shares at a conversion price of $2.303 per share, which were exchanged for Holdco common shares at the Exchange Rate. The Company accounted for the conversion of the September 2023 Convertible Debentures as a debt extinguishment and recognized a non-cash loss on extinguishment of debt of $570 and a loss on fair value of derivative instrument of approximately $600.

Series D Convertible Notes due March 2022

In March 2019 and in connection with the Company’s Series D fundraising, the Company issued secured convertible notes totaling $27,750, with maturity date of March 30, 2022 (“2022 Convertible Notes”). The 2022 Convertible Notes bore interest of 8.00% per annum, payable quarterly in arrears, and were secured through collateral, guarantee, and pledge agreements signed between the Company, the noteholders, and an appointed paying and collateral agent. Specifically, the 2022 Convertible Notes were guaranteed by the Company’s subsidiaries and secured by 1,300,002 common shares of pledged equity interests in specific subsidiaries.

A noteholder could convert the principal amount, in whole or in part, at a minimum of $1,000 into common shares at a conversion price of $11 per share. The Company could issue financing securities (common shares) upon the exercise of the conversion options within each convertible notes, in part or in whole, at the option of the holder at any time or at the option of the issuer subsequent to a trigger event (i.e., a qualified IPO at greater than or equal to $13.54 per common share, or a non-qualified IPO with a 10-day trailing volume weighted average price exceeding $13.54 per common share). The Company was contractually restricted from prepaying the obligations prior to the maturity date except in the case of (1) conversion of the whole or part of the principal amount or (2) a change in control which would trigger immediate repayment in full.

In its assessment to determine the accounting treatment for the Class C Preferred Shares and 2022 Convertible Notes, the Company reviewed the guidance in ASC 480 — Distinguishing Liabilities from Equity. Based on the analysis the Company deemed that the: 1) Class C Preferred Shares meet the criteria for a freestanding equity classified instrument that are initially measured at fair value and subsequent changes to their fair are not recognized; and 2) 2022 Convertible Notes were debt-like in nature. In its assessment, the Company considered the terms and features within the hybrid instrument, including redemption consideration, the preferred shares’ cumulative dividend, voting rights, contingent and optional conversion feature, as well as the liquidation rights, prior to concluding on the classification. Following the review, no features were segregated, and no derivative instruments or beneficial conversion features were recognized. As a result, upon issuance, the Company had recognized approximately $30,258 of Class C Preferred Shares and approximately $27,750 of Series D convertible debt on its statement of financial position.

In March 2020, the Company amended certain terms of its 2022 Convertible Notes. As a result of this amendment the Company amended the 2022 Convertible Notes to provide for an increase in the rate of interest payable on the principal amount to 10% and to provide that such interest could be payable in-kind at maturity. In addition, the Company amended the restrictive covenants to allow for the creation, incurrence or assumption of certain additional debt, as well as to extend the date on which the Company was required to deliver its audited year-end financial statements. The amendments were accounted for as debt modification.

In connection with the Business Combination (Note 8) and effective on the Closing Date, Clever Leaves and the holders of the 2022 Convertible Notes agreed to amend the terms of the 2022 Convertible Notes as follows: (i) decrease the interest rate to 8%, commencing January 1, 2021, and provide that such interest is to be paid in cash, quarterly in arrears; (ii) provide for the payment of all accrued and outstanding interest from January 1, 2020 to December 31, 2020 to be made in the form of PIK Notes; to consent to the transfer of the PIK Notes to SAMA in exchange for the PIPE Shares to be issued as part of the SAMA PIPE pursuant to the terms of the Subscription Agreements; (iii) at the option of Clever Leaves, satisfy the payment of quarterly interest by issuing the Company’s common shares to the noteholders, at a price per share equal to 95% of the 10-day volume weighted average trading price of the Company’s common shares ending three trading days prior to the relevant interest payment date (the “10-Day VWAP”); (iv) at the option of Clever Leaves, prepay, in cash, any or all amounts outstanding under the 2022 Convertible Notes at any time without penalty; (v) at the option of Clever Leaves on each quarterly interest payment date, repay up to the lesser of (a) $2,000, or (b) an amount equal to four times the average value of the daily volume of the Company’s common shares traded during the 10-Day VWAP period, of the total amounts outstanding under the 2022 Convertible Notes at such time by issuing the Company’s common shares to the noteholders at a price per share equal to 95% of the 10-Day VWAP; and (vi) at the option of each noteholder, in the event, following the Merger Effective Time, Clever Leaves, the Company or any of their respective affiliates proposed to issue equity securities for cash or cash equivalents (the “Equity Financing”) (save and except for certain exempt issuances) at any time after Clever Leaves, the Company or any of their respective affiliates completes one or more equity financings raising, in aggregate, net proceeds of $25,000 (net of reasonable fees, including reasonable accounting, advisory and legal fees, commissions and other out-of-pocket expenses and inclusive of net cash retained as a result of the Business Combination on the Merge Effective Time), convert an amount of principal and/or accrued interest owing under the 2022 Convertible Notes into subscriptions to purchase up to the noteholder’s pro rata share of 25% of the total securities issued under such Equity Financing on the same terms and conditions as such Equity Financing is offered to subscribers; provided, however, that if the noteholder did not elect to participate in such Equity Financing through the conversion of amounts owing under the 2022 Convertible Notes, then Clever Leaves was required to repay, in cash within five (5) business days following the closing of such Equity Financing, an amount equal to the noteholder’s pro rata share of 25% of the total net proceeds raised from such Equity Financing (collectively, the “November 2020 Convertible Amendments”). The November 2020 Convertible Amendments were accounted as debt modification. As of closing of the Business Combination, the conversion price was changed from $11 to $30.62 per share.

In connection with the November 2020 Amendments, the Required Holders (as that term is defined in the amended and restated intercreditor and collateral agency agreement, dated as of May 10, 2019, in respect of the 2022 Convertible Notes) agreed to waive Clever Leaves’ required compliance with certain restrictive covenants set forth in the 2022 Convertible Notes solely for the purposes of allowing Clever Leaves, Holdco and their affiliates to complete the Business Combination, and agreed to direct GLAS Americas LLC, as collateral agent in respect of the 2022 Convertible Notes, to further provide its consent therefor.

In accordance with the terms of the 2022 Convertible Notes and in connection with the November 2020 Amendments, Holdco, 1255096 B.C. Ltd. and SAMA (as the surviving corporation of the Merger) each entered into a guarantee agreement in favor of the collateral agent in respect of the 2022 Convertible Notes (the “Guarantees”) and became guarantors thereunder. Further, the terms of the amended and restated pledge agreement, dated as of May 10, 2019, made by Clever Leaves in favor of the collateral agent was amended such that Holdco and certain of its subsidiaries, as the case may be, in connection with the Business Combination, pledged all of the shares in the capital of each of Clever Leaves, 1255096 B.C. Ltd., SAMA (as the surviving corporation of the Merger), Northern Swan International, Inc. and NS US Holdings, Inc. to the collateral agent.

On July 19, 2021, the Company, and the holders of the secured convertible notes entered into a Payout and Release Agreement (the “Payout and Release Agreement”). Under the Payout and Release Agreement, the Company agreed, upon the closing of a financing transaction by the Company with aggregate net proceeds of at least $10,000 on or before July 31, 2021, to prepay the holders of 2022 Convertible Notes, in full satisfaction of the aggregate amounts outstanding under the 2022 Convertible Notes, an amount equal to the sum of (1) 90% of the aggregate outstanding principal amount on the 2022 Convertible Notes; (2) all accrued interest through the date of repayment and (3) certain legal fees. On July 19, 2021, the Company repaid the holders of the 2022 Convertible Notes pursuant to the Payout and Release Agreement, and the 2022 Convertible Notes were discharged. The Company considered the general extinguishment guidance in ASC 405-20 in concluding that the 2022 Convertible Notes met the threshold to be “extinguished”. In accordance with ASC 470-60, the Company evaluated the concessions received for early repayment of the 2022 Convertible Notes for Troubled Debt Restructuring (TDR) and concluded that the concessions did not fall under the TDR because the Company had not been in default on any of its existing debts and had not declared or was not in process of declaring bankruptcy. Furthermore, the Company had sufficient cash flows to service the debt and the availability to raise additional debt at that point.

The Company recorded a gain on extinguishment of debt, net of unamortized debt financing costs, for approximately $2,267, in connection with the settlement of the 2022 Convertible Notes, during the year ended December 31, 2021.

Herbal Brands Loan due May 2023

In April 2019 and in connection with the Herbal Brands acquisition, the Company entered into a loan agreement with Rock Cliff Capital under which the Company secured a non-revolving loan of $8,500 (the “Herbal Brands Loan”). The Herbal Brands Loan bears interest at 8.00% per annum, calculated based on the actual number of days elapsed, due and payable in arrears on the first day of each fiscal quarter commencing July 1, 2019. The Herbal Brands Loan is to be repaid or prepaid prior to its maturity date May 2, 2023 and requires the Company to repay, on a quarterly basis, 85% of positive operating cash flows. The Company can also choose to prepay a portion of or the full balance of the loan, subject to a fee equal to the greater of (i) zero, and (ii) $2,338, net of interest payments already paid on such prepayment date. This loan is secured by inventory, property plant and equipment and other assets as collateral.

In connection with the Herbal Brands Loan, the Company issued equity-classified warrants for Class C preferred shares to Rock Cliff Capital (the “Rock Cliff Warrants”) with an initial fair value of $717, which was reflected in additional paid-in capital, with an initial expiration date of May 3, 2021. Refer to Note 13 for further details regarding the Rock Cliff Warrants.

The Herbal Brands Loan and Rock Cliff Warrants were deemed freestanding financial instruments with the loan accounted for as debt, subsequently measured using amortized cost, and the Rock Cliff Warrants, representing a written call option, accounted for as an equity-classified contract with subsequent changes in fair value not recognized as long as warrants continue to be classified as equity. Using a relative fair value method, at the time of issuance the Company recognized approximately $7,783 as loans and borrowings and approximately $717 in additional paid-in capital for the equity classified warrant.

In August 2020, the Company amended certain terms of the Herbal Brands Loan to provide for additional interest of 4.00% per annum, compounding quarterly and payable in-kind at maturity. In addition, the Company extended the expiration date of the Rock Cliff Warrants to May 3, 2023. As part of the amendment, the net debt to EBITDA covenant test is no longer required due to the occurrence of a Qualified IPO on December 18, 2020. The Company accounted for the amendment to the Herbal Brands Loan as a debt modification. Due to the extension of the warrants expiration, the Company reviewed the fair value of the options before and after the amendment, as a result the Company recognized approximately $400 of additional debt issuance costs related to the increase in the fair value of the warrants in its statement of financial position. Such costs will be amortized on a straight-line basis through the amended expiration date of the Rock Cliff Warrants.

Following the closing of the Business Combination and pursuant to the terms, the holder of the Rock Cliff Warrants can purchase 63,597 of the Company’s common shares at a strike price of $26.73 per share.

For the year ended December 31, 2021 and December 31, 2020, the Company recognized interest expense of approximately $733 and $704, respectively, and repaid principal of approximately $1,495 and $1,191, respectively, of the Herbal Brands Loan in accordance with the terms of the loan agreement.

2024 Note Purchase Agreement

On July 19, 2021, the Company entered into a Note Purchase Agreement with Catalina LP (the “Note Purchase Agreement”) and issued a secured convertible note (the “Convertible Note”) to Catalina LP (“SunStream”), an affiliate of SunStream Bancorp Inc., a joint venture initiative sponsored by Sundial Growers Inc. (Nasdaq: SNDL), pursuant to the Note Purchase Agreement in the principal amount of $25,000. The Convertible Note matures three years from the date of issuance and accrues interest from the date of issuance at the rate of 5% per annum. Interest on the Convertible Note is payable on a quarterly basis, either in cash or by increasing the principal amount of the Convertible Note, at the Company’s election. The Company may, in its sole discretion, prepay any portion of the outstanding principal and accrued and unpaid interest on the Convertible Note at any time prior to the maturity date.

The principal and accrued interest owing under the Convertible Note may be converted at any time by the holder into the Company’s common shares, without par value, at a per share price of $13.50. Up to $12,500 in aggregate principal under the Convertible Note may be so converted within one year of issuance, subject to certain additional limitations.

Subject to certain limitations set forth in the Convertible Note, each of the Company and the noteholder may redeem all or a portion of the outstanding principal and accrued interest owing under the Convertible Note into common shares, at a per share price equal to the greater of (x) an 8% discount to the closing price per share on the applicable redemption date or (y) $6.44 (the “Optional Redemption Rate”). Up to $12,500 in aggregate principal under the Convertible Note may be so redeemed within one year of issuance, subject to certain additional limitations.

If the closing price per share of the Company’s common shares on the Nasdaq Capital Market is below $7.00 for 15 consecutive trading days, neither party will be permitted to redeem any portion of the Convertible Note until the closing price per common share has been above $7.00 for 15 consecutive trading days. At any time, including during the time while the holder is restricted from redeeming all or any portion of the Notes, the holder of the Convertible Note may elect to receive cash repayment of principal and accrued interest on the Convertible Note, in an amount not to exceed $3,500 in any 30 consecutive calendar day period, which amount shall be reduced to $2,000 when the principal on the Convertible Note is less than $12,500.

The holder of the Convertible Note will not be entitled to convert any portion of the Convertible Note if, after such conversion, such holder would have beneficial ownership of, and direct or indirect control or direction over, more than 9.99% of the Company’s outstanding common shares.

The Convertible Note is subject to certain events of default. The occurrence of these events of default would give rise to a 5% increase in the interest rate to a total of 10% per annum for as long as the event of default continues and give the holder of the Convertible Note the right to redeem the outstanding principal and accrued interest on the Convertible Note at the Optional Redemption Rate. Certain events of default also require the Company to repay all outstanding principal and accrued interest on the Convertible Note. In addition, in certain circumstances, if the Company fails to timely deliver common shares as required upon conversion or redemption of the Convertible Note, then the Company will be required to pay, on each day that such failure to deliver common shares continues, an amount in cash equal to 0.75% of the product of (x) the number of common shares the Company failed to deliver (on or prior to share delivery deadline and to which holder is entitled) multiplied by (y) any closing trading price of the common shares (selected by the Holder in writing during the period beginning on the applicable Conversion/Redemption Date and ending on the applicable Conversion/Redemption Share Delivery Deadline.) The obligations of the Company under the Note Purchase Agreement are guaranteed by certain of the Company’s subsidiaries.

The Company evaluated all settlement possibilities to conclude if the Convertible Note represented an obligation under ASC 480. As of the inception of the Convertible Note, the Company analyzed whether the Share Redemption is predominant based on the likelihood the Convertible Note will settle in accordance with that particular provision, compared to the likelihood of settling under all other possibilities and determined that in order for the Convertible

Note to be subject to ASC 480, there must be a 90% likelihood of settlement using a variable number of shares such that the monetary value is substantially fixed. Based upon the overall assessment of settlement possibilities, the Company concluded that the Convertible Note is not subject to ASC 480.

In connection with the 2024 Convertible Note and issuance of common shares upon Convertible Note conversions during year 2021, the Company analyzed the convertible instrument for a beneficial conversion feature in accordance with ASC 470-10 and in accordance to ASC 815. The Company determined it was not a derivative requiring liability treatment and the redemption feature was not bifurcated as a derivative liability, as it was closing related to the host. The Company concluded that during October 2021, the contingency linked to the beneficial conversion factor was met and the beneficial conversion factor with discount on debt was recognized. The Company recorded a beneficial conversion feature of $4,748 in Additional Paid in Capital. The discount created by the beneficial conversion factor was amortized from the date the contingency was met to maturity or earlier redemption date of holder’s put. As a result, the Company recorded $3,519 total debt amortization, within Interest expense in the Consolidated Statement of Operations for 2021. The Conversion feature was evaluated under ASC 815 for an embedded derivative and noted that conversion features qualifies for the scope exception for instruments that are indexed to its own equity and bifurcation is not require from the host debt instrument.

The Company evaluated the guidance for Beneficial Conversion Features (BCF) per ASC 470. At the commitment date, the fair value of the shares contingently issuable upon conversion was greater than the allocated proceeds and calculated the intrinsic value of conversion feature for the amount of $9,496 which should be recognized in earnings if and when the contingencies are resolved. In establishing the accounting policy for the recognition of this contingent BCF, the Company considered that this settlement is only available to a limited portion of principal ($12,500 convertible in the first year), when price is below $7. The second half of the debt becomes convertible when the trading price falls to $7.00 during the second or third year the Convertible Note is outstanding. During the 2021, first contingency feature was resolved and BCF for $4,748 was recorded.

Additionally, the Company recorded debt issuance cost of $630 and debt discount of $335, together total of $965. The discount created by the beneficial conversion factor was amortized from the date the contingency was met to maturity or earlier redemption date of holder’s put. These costs are amortized to interest expense over the life of the debt. A portion of the discount was accelerated in proportion to the extent note holder had the right to exercise contingent put to receive cash repayments on account of principal and accrued Interest.

During the year ended December 31, 2021, the Company issued a total of 720,085 common shares upon Convertible Note conversion to the noteholder of $5,559 aggregate principal amount. As of December 31, 2021, the Convertible Note’s outstanding principal balance, including interest and net of debt discount and debt issuance cost was $17,699.

Subsequent to December 31, 2021, in connection with the 2024 Note Purchase Agreement, the Company issued a total of 7,000 common shares upon debt conversion to the noteholders, with a value of $15. The Company also repaid principal and accrued interest of approximately $3,500 related to the 2024 Convertible Note.

On January 13, 2022, the Company and Catalina LP entered a First Amendments to Secured Convertible Note (the “First Amendment Agreement”), amending certain terms of the original Secured Convertible Note issued by the Company to Catalina. Refer to Note 22, Subsequent Events for more information.

Other Borrowings

Portugal Debt

In January 2021, Clever Leaves Portugal Unipessoal LDA borrowed €1,000 ($1,213) (the “Portugal Debt”), from a local lender (the “Portugal Lender”) under the terms of its credit line agreement. The Portugal Debt pays interest quarterly at a rate of Euribor plus 3.0 percentage points. This loan is secured by our mortgaged asset. Principal will be repaid through quarterly installments of approximately €63 beginning February 28, 2022. As of December 31, 2021, the full amount borrowed was outstanding under the Portugal Debt.

Colombia Debt

During year 2021, Ecomedics S.A.S. entered into loan agreements with multiple local lenders (collectively, the “Colombia Debt”), under which the Company borrowed approximately COP$5,015,800 ($1,222) of mainly working capital loans. The working capital loans are secured by mortgage of our farm land in Colombia as collateral. These loans bear interest at a range of 12.20% to 12.25% per annum denominated in Colombian pesos. The first payment of the principal and interest will be repaid six months after receiving the loan. After the first payment, the principal and interest will be repaid semi-annually. As of December 31, 2021, the outstanding principal balance was COP$4,592,095 ($1,153).